Earnings per share and shares outstanding	12 Months Ended
Dec. 31, 2019
Earnings Per Share And Shares Outstanding [Line Items]
Disclosure of earnings per share and shares outstanding [text block]

Note 9 Earnings per share (EPS) and shares outstanding

	As of or for the year ended
	31.12.19	31.12.18	31.12.17

Basic earnings (USD million)
Net profit / (loss) attributable to shareholders	4,304	4,516	969

Diluted earnings (USD million)
Net profit / (loss) attributable to shareholders	4,304	4,516	969
Less: (profit) / loss on own equity derivative contracts	0	(2)	0
Net profit / (loss) attributable to shareholders for diluted EPS	4,304	4,514	969

Weighted average shares outstanding
Weighted average shares outstanding for basic EPS[1]	3,663,278,238	3,730,297,877	3,716,174,261
Effect of dilutive potential shares resulting from notional shares, in-the-money options and warrants outstanding	103,881,600	111,271,269	120,540,272
Weighted average shares outstanding for diluted EPS	3,767,159,838	3,841,569,146	3,836,714,533

Earnings per share (USD)
Basic	1.17	1.21	0.26
Diluted	1.14	1.18	0.25

Shares outstanding
Shares issued	3,859,055,395	3,855,634,749	3,853,096,603
Treasury shares	243,021,296	166,467,802	132,301,550
Shares outstanding	3,616,034,099	3,689,166,947	3,720,795,053
1 The weighted average shares outstanding for basic EPS are calculated by taking the number of shares at the beginning of the period, adjusted by the number of shares acquired or issued during the period, multiplied by a time-weighted factor for the period outstanding. As a result, balances are affected by the timing of acquisitions and issuances during the period.

The table below outlines the potential shares which could dilute basic earnings per share in the future, but were not dilutive for the periods presented.

Number of shares	31.12.19	31.12.18	31.12.17

Potentially dilutive instruments
Employee share-based compensation awards[1]		3,605,198	24,124,341
Other equity derivative contracts	21,632,879	11,912,450	9,122,496
Total	21,632,879	15,517,648	33,246,837
1 The last remaining option awards and stock appreciation rights expired during 2019.

UBS AG
Earnings Per Share And Shares Outstanding [Line Items]
Disclosure of earnings per share and shares outstanding [text block]

Note 9 Earnings per share (EPS) and shares outstanding

In 2015, UBS AG shares were delisted from the SIX Swiss Exchange and the New York Stock Exchange. As of 31 December 2019, 100% of UBS AG’s issued shares were held by UBS Group AG and therefore were not publicly traded. Accordingly, earnings per share information is not provided for UBS AG.